Intangible Asset - Net	12 Months Ended
Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Asset - Net	Intangible Assets - net

	December 31,
	2022	2021
Computer software	$10,411	$1,780
Less: accumulated amortization	712	300
Net carrying value	$9,699	$1,480

Amortization expense for intangible assets for the year ended December 31, 2022 was $1,029 (2021 - $183, 2020 - $106).